Northern Lights Fund Trust

Deer Park Total Return Credit Fund

Incorporated herein by reference is the definitive version of the supplement for Deer Park Total Return Credit Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 6, 2018 (SEC Accession No. 0001580642-18-000662.